Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.69%
Aqua Finance Trust Series 2019-A Class A144A	3.14%	7-16-2040	$73,015	$68,171
Dryden 80 CLO Ltd. Series 2019-80A Class DR (U.S. SOFR 3 Month +3.10%)144A±	8.09	1-17-2033	1,050,000	960,454
Golub Capital Partners ABS Funding Ltd. Series 2021-2A Class B144A	3.99	10-19-2029	500,000	429,074
Purewest Funding LLC Series 2021-1 Class A1144A	4.09	12-22-2036	546,178	515,466
Service Experts Issuer LLC Series 2021-1A Class C144A	5.37	2-2-2032	3,000,000	2,582,804
Sound Point CLO XXXIII Ltd. Series 2022-1A Class D (U.S. SOFR 3 Month +3.30%)144A±	8.37	4-25-2035	500,000	428,068
VB-S1 Issuer LLC Series 2022-1A Class F144A	5.27	2-15-2052	1,500,000	1,330,211
Total asset-backed securities (Cost $7,136,816)				6,314,248

	Shares
Common stocks: 32.03%
Communication services: 2.68%
Diversified telecommunication services: 0.44%
AT&T, Inc.#	49,010	781,710
China Tower Corp. Ltd. Class H144A	696,000	77,513
Hellenic Telecommunications Organization SA	3,909	67,012
Indus Towers Ltd.†	34,645	69,519
Orange SA	40,340	471,431
Saudi Telecom Co.	10,645	124,118
Telkom Indonesia Persero Tbk PT	207,681	55,559
		1,646,862
Entertainment: 0.21%
CTS Eventim AG & Co. KGaA	6,636	419,701
Liberty Media Corp. Formula One Class C†#	1,262	95,003
Live Nation Entertainment, Inc.†#	2,787	253,924
		768,628
Interactive media & services: 1.43%
Alphabet, Inc. Class A†#	27,015	3,233,695
Alphabet, Inc. Class C†#	3,159	382,144
Baidu, Inc. Class A†	7,008	119,527
Meta Platforms, Inc. Class A†#	3,866	1,109,465
Tencent Holdings Ltd.	11,100	470,653
		5,315,484
Media: 0.41%
Comcast Corp. Class A#	19,953	829,047
Publicis Groupe SA	8,787	705,212
		1,534,259
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Wireless telecommunication services: 0.19%
America Movil SAB de CV ADR†	3,017	$65,288
SK Telecom Co. Ltd.	18,539	656,016
		721,304
Consumer discretionary: 4.13%
Automobile components: 0.05%
Mobileye Global, Inc. Class A†#	4,468	171,660
Automobiles: 0.96%
Bajaj Auto Ltd.	3,714	212,806
Bayerische Motoren Werke AG	5,747	706,921
General Motors Co.#	17,612	679,119
Honda Motor Co. Ltd.	25,600	775,523
Kia Corp.	1,855	124,955
Stellantis NV	35,080	616,734
Tesla, Inc.†#	1,789	468,307
		3,584,365
Broadline retail: 1.39%
Alibaba Group Holding Ltd.†	33,200	345,606
Amazon.com, Inc.†#	31,640	4,124,591
JD.com, Inc. Class A†	24,750	422,100
MercadoLibre, Inc.†#	191	226,259
Poya International Co. Ltd.	3,700	70,542
		5,189,098
Hotels, restaurants & leisure: 0.44%
Chipotle Mexican Grill, Inc.†#	217	464,163
McDonald’s Corp.#	1,753	523,113
Meituan Class B144A†	1,110	17,406
Planet Fitness, Inc. Class A†#	8,383	565,349
Yum China Holdings, Inc.	1,500	84,982
		1,655,013
Household durables: 0.20%
Barratt Developments PLC	103,475	543,835
Midea Group Co. Ltd. Class A	27,099	220,280
		764,115
Specialty retail: 0.80%
AutoZone, Inc.†#	195	486,205
Boot Barn Holdings, Inc.†#	2,665	225,699
Chow Tai Fook Jewellery Group Ltd.	65,000	117,209
Five Below, Inc.†#	1,643	322,915
Floor & Decor Holdings, Inc. Class A†#	4,336	450,771
Leslie’s, Inc.†#	45,476	427,020
O’Reilly Automotive, Inc.†#	204	194,881
See accompanying notes to portfolio of investments
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Specialty retail (continued)
Tractor Supply Co.#	426	$94,189
Ulta Beauty, Inc.†#	1,369	644,244
		2,963,133
Textiles, apparel & luxury goods: 0.29%
ANTA Sports Products Ltd.	7,000	71,931
Lululemon Athletica, Inc.†#	823	311,506
LVMH Moet Hennessy Louis Vuitton SE	534	503,515
On Holding AG Class A†#	3,873	127,809
PRADA SpA	9,900	66,610
		1,081,371
Consumer staples: 0.81%
Beverages: 0.42%
Ambev SA	29,200	93,975
Coca-Cola Co.#	19,740	1,188,743
Constellation Brands, Inc. Class A#	827	203,550
Thai Beverage PCL	190,400	81,748
		1,568,016
Consumer staples distribution & retail: 0.33%
Cencosud SA†	53,709	104,095
Magnit PJSC (Acquired 4-29-2013, cost $32,870,256)♦†	1,041	0
Seven & i Holdings Co. Ltd.	15,300	660,993
Target Corp.#	3,178	419,178
Wal-Mart de Mexico SAB de CV	14,700	58,303
		1,242,569
Food products: 0.06%
Grupo Bimbo SAB de CV Class A	11,500	61,769
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	22,400	87,406
Tingyi Cayman Islands Holding Corp.	37,800	58,859
		208,034
Energy: 0.92%
Energy equipment & services: 0.03%
Arabian Drilling Co.†	3,022	124,081
Oil, gas & consumable fuels: 0.89%
ConocoPhillips†#	9,837	1,019,212
Devon Energy Corp.#	15,607	754,442
Ecopetrol SA ADR	6,637	68,029
Pembina Pipeline Corp.	22,122	695,513
Petroleo Brasileiro SA ADR	11,245	139,101
Shell PLC	21,006	626,644
		3,302,941
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Financials: 5.17%
Banks: 1.56%
Al Rajhi Bank	2,909	$56,935
Bangkok Bank PCL	34,900	170,897
Bank Mandiri Persero Tbk PT	422,500	147,033
Bank Negara Indonesia Persero Tbk PT	197,050	120,900
Bank of Baroda	39,735	92,533
Bank of the Philippine Islands	35,879	70,847
Bank Polska Kasa Opieki SA	4,108	112,052
BNP Paribas SA†	11,165	704,578
CaixaBank SA	137,883	571,155
China Construction Bank Corp. Class H†	1,119,000	724,467
Citigroup, Inc.#	17,132	788,757
Credicorp Ltd.	582	85,927
Grupo Financiero Banorte SAB de CV Class O†	7,700	63,347
Industrial & Commercial Bank of China Ltd. Class H	334,000	178,494
ING Groep NV	36,558	492,860
KB Financial Group, Inc.†	2,134	77,453
National Bank of Greece SA†	9,772	63,522
RHB Bank Bhd	46,543	54,202
Standard Bank Group Ltd.	10,031	94,708
U.S. Bancorp#	20,025	661,626
Woori Financial Group, Inc.	53,590	481,392
		5,813,685
Capital markets: 1.88%
3i Group PLC	33,860	839,286
Ares Capital Corp.#	29,015	545,192
B3 SA - Brasil Bolsa Balcao†	37,700	115,032
Banco BTG Pactual SA	16,804	110,373
BlackRock, Inc.#	436	301,337
China International Capital Corp. Ltd. Class H144A†	55,600	98,018
Interactive Brokers Group, Inc. Class A#	5,062	420,500
Intercontinental Exchange, Inc.#	1,505	170,185
LPL Financial Holdings, Inc.#	3,409	741,219
Man Group PLC	183,509	509,619
MarketAxess Holdings, Inc.#	1,706	445,983
Oaktree Specialty Lending Corp.#	46,338	900,347
S&P Global, Inc.#	1,647	660,266
Tradeweb Markets, Inc. Class A#	16,740	1,146,355
		7,003,712
Financial services: 1.04%
Flywire Corp.†#	5,428	168,485
LIC Housing Finance Ltd.	45,376	217,377
Mastercard, Inc. Class A#	5,103	2,007,010
Power Finance Corp. Ltd.	25,652	67,683
Shift4 Payments, Inc. Class A†#	4,685	318,158
See accompanying notes to portfolio of investments
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Financial services (continued)
Toast, Inc. Class A†#	5,832	$131,628
Visa, Inc. Class A#	4,014	953,245
		3,863,586
Insurance: 0.69%
AXA SA	31,393	927,704
BB Seguridade Participacoes SA	104,930	674,303
Cathay Financial Holding Co. Ltd.†	86,000	119,389
Ping An Insurance Group Co. of China Ltd. Class H	23,700	151,370
Sanlam Ltd.	28,994	89,888
Sompo Holdings, Inc.	13,700	614,708
		2,577,362
Health care: 3.78%
Biotechnology: 0.62%
Argenx SE ADR†#	382	148,877
BioMarin Pharmaceutical, Inc.†#	345	29,904
Exact Sciences Corp.†#	1,432	134,465
Gilead Sciences, Inc.#	8,952	689,931
Horizon Therapeutics PLC†#	1,777	182,764
Karuna Therapeutics, Inc.†#	1,031	223,572
Sarepta Therapeutics, Inc.†#	1,559	178,537
Seagen, Inc.†#	1,544	297,158
Vertex Pharmaceuticals, Inc.†#	1,192	419,477
		2,304,685
Health care equipment & supplies: 1.20%
Boston Scientific Corp.†#	18,548	1,003,261
Hologic, Inc.†#	9,818	794,963
Insulet Corp.†#	980	282,573
Intuitive Surgical, Inc.†#	1,503	513,936
iRhythm Technologies, Inc.†#	1,831	191,010
Penumbra, Inc.†#	487	167,557
Shockwave Medical, Inc.†#	1,854	529,150
Stryker Corp.#	625	190,681
TransMedics Group, Inc.†#	2,826	237,328
Zimmer Biomet Holdings, Inc.#	3,811	554,882
		4,465,341
Health care providers & services: 0.78%
AmerisourceBergen Corp.#	3,718	715,455
Cardinal Health, Inc.#	3,151	297,990
Sinopharm Group Co. Ltd. Class H	17,300	54,157
UnitedHealth Group, Inc.#	3,870	1,860,077
		2,927,679
Health care technology: 0.13%
Veeva Systems, Inc. Class A†#	2,372	469,016
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 5

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Life sciences tools & services: 0.14%
Bio-Techne Corp.#	285	$23,265
Thermo Fisher Scientific, Inc.#	253	132,003
West Pharmaceutical Services, Inc.#	965	369,083
		524,351
Pharmaceuticals: 0.91%
Bristol-Myers Squibb Co.#	12,883	823,868
China Medical System Holdings Ltd.	324,000	528,657
CSPC Pharmaceutical Group Ltd.	96,000	83,547
GSK PLC	35,736	633,333
Pfizer, Inc.#	23,620	866,381
Revance Therapeutics, Inc.†#	7,231	183,017
Zhejiang NHU Co. Ltd. Class A	22,048	46,796
Zoetis, Inc.#	1,249	215,090
		3,380,689
Industrials: 3.33%
Aerospace & defense: 0.08%
Embraer SA ADR†	8,022	124,020
TransDigm Group, Inc.#	182	162,739
		286,759
Commercial services & supplies: 0.39%
Casella Waste Systems, Inc. Class A†#	3,983	360,262
Copart, Inc.†#	11,956	1,090,507
		1,450,769
Construction & engineering: 0.04%
China Communications Services Corp. Ltd. Class H	168,000	82,946
China State Construction International Holdings Ltd.	72,500	82,870
		165,816
Electrical equipment: 0.90%
Advanced Energy Solution Holding Co. Ltd.	3,000	78,892
Array Technologies, Inc.†#	14,781	334,051
nVent Electric PLC#	19,855	1,025,908
Schneider Electric SE	3,332	605,346
Shoals Technologies Group, Inc. Class A†#	30,531	780,372
Signify NV144A	19,500	546,662
		3,371,231
Ground transportation: 0.22%
Uber Technologies, Inc.†#	18,841	813,366
Industrial conglomerates: 0.42%
Bidvest Group Ltd.	4,776	66,390
Hitachi Ltd.	11,800	733,683
See accompanying notes to portfolio of investments
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Industrial conglomerates (continued)
Industries Qatar QSC	14,023	$43,630
Siemens AG	4,299	716,647
		1,560,350
Machinery: 0.31%
AGCO Corp.#	4,701	617,805
Doosan Bobcat, Inc.†	2,960	132,312
Fortive Corp.#	4,263	318,745
Yangzijiang Shipbuilding Holdings, Ltd.	68,800	76,309
		1,145,171
Marine transportation: 0.13%
SITC International Holdings Co. Ltd.	260,000	476,104
Passenger airlines: 0.03%
Copa Holdings SA Class A	985	108,921
Professional services: 0.46%
CoStar Group, Inc.†#	3,200	284,800
Paycom Software, Inc.#	1,451	466,119
Paycor HCM, Inc.†#	23,541	557,216
Persol Holdings Co. Ltd.	23,400	423,489
		1,731,624
Trading companies & distributors: 0.33%
BOC Aviation Ltd.144A	11,900	96,452
Ferguson PLC#	3,730	586,766
United Rentals, Inc.#	1,190	529,990
		1,213,208
Transportation infrastructure: 0.02%
Grupo Aeroportuario del Sureste SAB de CV Class A ADR	274	76,087
Information technology: 9.25%
Communications equipment: 0.49%
Arista Networks, Inc.†#	5,702	924,066
Cisco Systems, Inc.#	7,779	402,486
Nokia OYJ	120,156	503,436
		1,829,988
Electronic equipment, instruments & components: 0.07%
Chroma ATE, Inc.	12,000	96,843
E Ink Holdings, Inc.	14,000	101,840
Hon Hai Precision Industry Co. Ltd.	17,900	65,080
		263,763
IT services: 0.67%
Accenture PLC Class A#	2,397	739,666
DigitalOcean Holdings, Inc.†#	5,698	228,718
Infosys Ltd. ADR	11,839	190,253
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 7

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
IT services (continued)
MongoDB, Inc.†#	3,175	$1,304,893
Thoughtworks Holding, Inc.†#	3,713	28,033
		2,491,563
Semiconductors & semiconductor equipment: 2.94%
Advanced Micro Devices, Inc.†#	2,652	302,089
Allegro MicroSystems, Inc.†#	22,204	1,002,289
ASE Technology Holding Co. Ltd.	15,000	53,342
ASMPT Ltd.	6,000	59,277
Broadcom, Inc.#	1,364	1,183,175
KLA Corp.#	1,719	833,749
MediaTek, Inc.	5,000	110,679
Microchip Technology, Inc.#	22,035	1,974,116
Monolithic Power Systems, Inc.#	2,241	1,210,655
NVIDIA Corp.#	6,143	2,598,612
Realtek Semiconductor Corp.	8,000	99,749
Taiwan Semiconductor Manufacturing Co. Ltd.	51,800	956,918
Taiwan Semiconductor Manufacturing Co. Ltd. ADR#	4,818	486,233
Vanguard International Semiconductor Corp.	31,000	88,037
		10,958,920
Software: 3.11%
Clearwater Analytics Holdings, Inc. Class A†#	13,196	209,421
Crowdstrike Holdings, Inc. Class A†#	2,922	429,154
Datadog, Inc. Class A†#	864	85,000
DoubleVerify Holdings, Inc.†#	3,021	117,577
Dynatrace, Inc.†#	6,595	339,445
Fair Isaac Corp.†#	727	588,296
Intuit, Inc.#	765	350,515
Microsoft Corp.#	22,384	7,622,647
Open Text Corp.	18,646	775,538
Palo Alto Networks, Inc.†#	2,684	685,789
Procore Technologies, Inc.†	693	45,094
ServiceNow, Inc.†#	604	339,430
		11,587,906
Technology hardware, storage & peripherals: 1.97%
Advantech Co. Ltd.	4,300	56,613
Apple, Inc.#	35,304	6,847,917
Lenovo Group Ltd.	58,000	60,777
Samsung Electronics Co. Ltd.	6,916	380,817
		7,346,124
Materials: 0.74%
Chemicals: 0.38%
Formosa Plastics Corp.	20,000	55,093
Ganfeng Lithium Group Co. Ltd. Class H144A†	9,520	62,441
Hengli Petrochemical Co. Ltd. Class A†	31,000	61,293
See accompanying notes to portfolio of investments
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Chemicals (continued)
Linde PLC#	3,121	$1,189,351
Sociedad Quimica y Minera de Chile SA ADR	872	63,325
		1,431,503
Metals & mining: 0.36%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284)♦†	42,660	0
Anglo American PLC	2,578	73,405
Baoshan Iron & Steel Co. Ltd. Class A	63,900	49,477
Fortescue Metals Group Ltd.	29,250	434,032
Reliance Steel & Aluminum Co.#	2,207	599,399
Southern Copper Corp.	1,108	79,488
Vale SA†	7,000	93,885
		1,329,686
Real estate: 0.85%
Office REITs : 0.04%
Embassy Office Parks REIT	40,876	145,325
Real estate management & development: 0.06%
China Resources Land Ltd.	26,050	110,860
Corp. Inmobiliaria Vesta SAB de CV ADR†	2,300	74,106
Country Garden Services Holdings Co. Ltd.	39,000	50,609
		235,575
Retail REITs : 0.36%
Brixmor Property Group, Inc.#	27,096	596,112
Simon Property Group, Inc.#	6,368	735,376
		1,331,488
Specialized REITs : 0.39%
Equinix, Inc.#	261	204,608
VICI Properties, Inc.#	19,794	622,125
Weyerhaeuser Co.#	18,860	631,999
		1,458,732
Utilities: 0.37%
Electric utilities: 0.22%
Power Grid Corp. of India Ltd.	65,291	203,541
SSE PLC	25,812	605,293
		808,834
Gas utilities: 0.13%
ENN Energy Holdings Ltd.	8,400	105,068
GAIL India Ltd.†	138,433	177,561
Mahanagar Gas Ltd.	15,105	193,340
		475,969
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.02%
NHPC Ltd.	174,697	$98,034
Total common stocks (Cost $99,983,994)		119,363,855

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 39.30%
Basic materials: 0.07%
Chemicals: 0.07%
Avient Corp.144A	7.13%	8-1-2030	$260,000	262,970
Communications: 6.06%
Advertising: 0.42%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	905,000	669,678
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	775,000	645,657
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	290,000	263,233
				1,578,568
Internet: 1.54%
Arches Buyer, Inc.144A	4.25	6-1-2028	420,000	365,481
Arches Buyer, Inc.144A	6.13	12-1-2028	1,100,000	948,035
Cablevision Lightpath LLC144A	3.88	9-15-2027	550,000	460,625
Cablevision Lightpath LLC144A	5.63	9-15-2028	375,000	277,801
Match Group Holdings II LLC144A	5.63	2-15-2029	1,850,000	1,734,577
Uber Technologies, Inc.144A	4.50	8-15-2029	2,105,000	1,937,438
				5,723,957
Media: 3.76%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,255,000	948,489
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,415,575
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	1,520,000	1,415,492
CSC Holdings LLC144A	4.13	12-1-2030	825,000	577,109
CSC Holdings LLC144A	5.75	1-15-2030	1,800,000	849,906
CSC Holdings LLC144A	11.25	5-15-2028	280,000	271,524
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	380,000	344,141
DISH Network Corp.144A	11.75	11-15-2027	535,000	522,112
Gray Escrow II, Inc.144A	5.38	11-15-2031	3,550,000	2,352,896
Nexstar Media, Inc.144A	5.63	7-15-2027	650,000	605,860
Scripps Escrow II, Inc.144A	5.38	1-15-2031	825,000	581,459
Scripps Escrow, Inc.144A	5.88	7-15-2027	1,420,000	1,149,434
Sirius XM Radio, Inc.144A	4.13	7-1-2030	1,595,000	1,302,405
Townsquare Media, Inc.144A	6.88	2-1-2026	1,755,000	1,678,318
				14,014,720
Telecommunications: 0.34%
CommScope Technologies LLC144A	5.00	3-15-2027	910,000	633,420
CommScope, Inc.144A	4.75	9-1-2029	255,000	201,042
CommScope, Inc.144A	6.00	3-1-2026	455,000	424,048
				1,258,510
See accompanying notes to portfolio of investments
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 7.28%
Airlines: 0.67%
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90%	7-15-2027	$429,830	$379,489
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	790,000	747,765
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	1,355,000	1,365,212
				2,492,466
Apparel: 0.23%
Crocs, Inc.144A	4.25	3-15-2029	1,000,000	850,200
Auto manufacturers: 1.15%
Allison Transmission, Inc.144A	5.88	6-1-2029	525,000	512,045
Ford Motor Co.	3.25	2-12-2032	245,000	192,738
Ford Motor Co.	4.75	1-15-2043	720,000	553,546
Ford Motor Credit Co. LLC	4.39	1-8-2026	955,000	903,815
Ford Motor Credit Co. LLC	5.11	5-3-2029	2,075,000	1,924,374
Ford Motor Credit Co. LLC	5.13	6-16-2025	230,000	223,682
				4,310,200
Auto parts & equipment: 0.13%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	520,000	493,977
Distribution/wholesale: 0.36%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	1,375,000	1,333,750
Entertainment: 1.76%
CCM Merger, Inc.144A	6.38	5-1-2026	2,575,000	2,497,750
Churchill Downs, Inc.144A	4.75	1-15-2028	570,000	528,619
Churchill Downs, Inc.144A	6.75	5-1-2031	185,000	182,919
Cinemark USA, Inc.144A	5.25	7-15-2028	1,080,000	949,985
Cinemark USA, Inc.144A	5.88	3-15-2026	200,000	189,750
Cinemark USA, Inc.144A	8.75	5-1-2025	561,000	569,627
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	545,000	532,361
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	1,115,000	1,120,935
				6,571,946
Home builders: 0.29%
Toll Brothers Finance Corp.	4.35	2-15-2028	760,000	713,659
Tri Pointe Homes, Inc.	5.70	6-15-2028	375,000	362,250
				1,075,909
Housewares: 0.03%
Newell Brands, Inc.	4.70	4-1-2026	115,000	108,025
Leisure time: 0.79%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,130,000	1,235,913
NCL Corp. Ltd.144A	5.88	3-15-2026	905,000	846,685
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 11

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time (continued)
NCL Corp. Ltd.144A	5.88%	2-15-2027	$405,000	$394,229
NCL Corp. Ltd.144A	7.75	2-15-2029	495,000	470,156
				2,946,983
Retail: 1.87%
Bath & Body Works, Inc.144A	6.63	10-1-2030	640,000	617,848
Dave & Buster’s, Inc.144A	7.63	11-1-2025	325,000	329,469
FirstCash, Inc.144A	4.63	9-1-2028	910,000	812,815
LBM Acquisition LLC144A	6.25	1-15-2029	385,000	318,491
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	1,478,000	1,376,095
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	965,000	880,562
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	665,000	581,789
Michaels Cos., Inc.144A	7.88	5-1-2029	1,100,000	741,169
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	865,000	805,134
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	270,000	249,511
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	250,000	248,394
				6,961,277
Consumer, non-cyclical: 4.42%
Commercial services: 2.74%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,425,000	1,051,515
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	600,000	569,366
CoreCivic, Inc.	8.25	4-15-2026	2,475,000	2,497,522
Grand Canyon University	5.13	10-1-2028	1,000,000	905,500
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	380,000	323,923
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,405,000	1,057,263
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	875,000	492,188
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	650,000	608,921
Sabre Global, Inc.144A	9.25	4-15-2025	187,000	174,396
Sabre Global, Inc.144A	11.25	12-15-2027	1,910,000	1,618,725
Upbound Group, Inc.144A	6.38	2-15-2029	1,015,000	900,813
				10,200,132
Healthcare-services: 1.68%
Air Methods Corp.144A	8.00	5-15-2025	515,000	3,863
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	495,000	454,107
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	750,000	590,795
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	240,000	233,783
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	882,573
IQVIA, Inc.144A	6.50	5-15-2030	610,000	616,023
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	640,000	588,800
Select Medical Corp.144A	6.25	8-15-2026	750,000	737,118
Tenet Healthcare Corp.	4.88	1-1-2026	475,000	462,645
Tenet Healthcare Corp.144A	6.75	5-15-2031	1,000,000	1,002,436
Toledo Hospital	6.02	11-15-2048	1,000,000	700,000
				6,272,143
See accompanying notes to portfolio of investments
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 7.36%
Energy-alternate sources: 1.35%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50%	1-15-2026	$3,415,000	$2,689,313
TerraForm Power Operating LLC144A	5.00	1-31-2028	2,530,000	2,329,270
				5,018,583
Oil & gas: 1.65%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	1,345,000	1,321,463
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,915,000	1,738,029
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	1,470,000	1,383,717
Southwestern Energy Co.	4.75	2-1-2032	1,390,000	1,225,058
Vital Energy, Inc.	9.50	1-15-2025	500,000	496,250
				6,164,517
Oil & gas services: 1.02%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	585,000	561,600
Bristow Group, Inc.144A	6.88	3-1-2028	1,885,000	1,790,752
Oceaneering International, Inc.	4.65	11-15-2024	920,000	898,012
Oceaneering International, Inc.	6.00	2-1-2028	600,000	568,410
				3,818,774
Pipelines: 3.34%
Buckeye Partners LP144A	4.50	3-1-2028	475,000	425,588
Buckeye Partners LP	5.85	11-15-2043	425,000	314,500
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,415,000	1,262,056
DT Midstream, Inc.144A	4.13	6-15-2029	190,000	166,739
DT Midstream, Inc.144A	4.38	6-15-2031	1,195,000	1,029,197
EnLink Midstream LLC	5.38	6-1-2029	810,000	771,696
EnLink Midstream LLC144A	6.50	9-1-2030	1,020,000	1,018,757
EnLink Midstream Partners LP	5.60	4-1-2044	1,175,000	983,739
Harvest Midstream I LP144A	7.50	9-1-2028	690,000	684,094
Hess Midstream Operations LP144A	5.50	10-15-2030	315,000	291,374
Kinetik Holdings LP144A	5.88	6-15-2030	975,000	926,728
Rockies Express Pipeline LLC144A	4.95	7-15-2029	250,000	228,750
Rockies Express Pipeline LLC144A	6.88	4-15-2040	855,000	771,646
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,410,000	1,242,210
Venture Global Calcasieu Pass LLC144A	3.88	11-1-2033	110,000	90,077
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,040,000	1,031,615
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,200,000	1,209,801
				12,448,567
Financial: 7.92%
Banks: 1.80%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity +2.76%)ʊ±	4.38	1-27-2027	1,500,000	1,279,125
Citigroup, Inc. Series V (U.S. SOFR +3.23%)ʊ±	4.70	1-30-2025	1,000,000	858,900
Citizens Financial Group, Inc. Series F (5 Year Treasury Constant Maturity +5.31%)ʊ±	5.65	10-6-2025	2,000,000	1,754,617
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 13

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Fifth Third Bancorp Series L (5 Year Treasury Constant Maturity +4.22%)ʊ±	4.50%	9-30-2025	$2,000,000	$1,763,809
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month +3.13%)ʊ±	4.60	2-1-2025	1,000,000	932,500
SVB Financial Group Series E (10 Year Treasury Constant Maturity +3.06%)†ʊ±	4.70	11-15-2031	1,500,000	105,011
				6,693,962
Diversified financial services: 2.63%
Enact Holdings, Inc.144A	6.50	8-15-2025	2,490,000	2,445,994
LPL Holdings, Inc.144A	4.38	5-15-2031	1,025,000	885,566
Navient Corp.	5.00	3-15-2027	495,000	442,838
OneMain Finance Corp.	3.50	1-15-2027	355,000	304,569
OneMain Finance Corp.	5.38	11-15-2029	200,000	170,030
OneMain Finance Corp.	7.13	3-15-2026	720,000	707,394
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,215,000	1,157,287
PRA Group, Inc.144A	5.00	10-1-2029	1,630,000	1,233,828
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	2.88	10-15-2026	890,000	787,650
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	615,000	481,078
United Wholesale Mortgage LLC144A	5.50	11-15-2025	795,000	756,448
United Wholesale Mortgage LLC144A	5.50	4-15-2029	515,000	441,613
				9,814,295
Insurance: 0.83%
AmWINS Group, Inc.144A	4.88	6-30-2029	910,000	821,715
AssuredPartners, Inc.144A	5.63	1-15-2029	775,000	670,792
BroadStreet Partners, Inc.144A	5.88	4-15-2029	1,690,000	1,466,141
HUB International Ltd.144A	7.25	6-15-2030	125,000	129,075
				3,087,723
REITS: 2.66%
Boston Properties LP	3.40	6-21-2029	594,000	496,710
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	635,000	512,708
HAT Holdings I LLC/HAT Holdings II LLC144A	3.38	6-15-2026	370,000	331,610
HAT Holdings I LLC/HAT Holdings II LLC144A	3.75	9-15-2030	760,000	596,250
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	345,000	340,449
Iron Mountain, Inc.144A	4.50	2-15-2031	925,000	794,786
Iron Mountain, Inc.144A	5.25	7-15-2030	1,615,000	1,455,204
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	600,000	521,346
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	800,000	755,432
MPT Operating Partnership LP/MPT Finance Corp.	3.50	3-15-2031	1,995,000	1,374,590
Service Properties Trust	4.35	10-1-2024	520,000	500,354
Service Properties Trust	4.75	10-1-2026	300,000	260,438
Starwood Property Trust, Inc.144A	4.38	1-15-2027	930,000	800,963
Starwood Property Trust, Inc.	4.75	3-15-2025	600,000	567,156
See accompanying notes to portfolio of investments
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS (continued)
Vornado Realty LP	2.15%	6-1-2026	$380,000	$321,910
Vornado Realty LP	3.40	6-1-2031	385,000	278,640
				9,908,546
Industrial: 3.35%
Aerospace/defense: 0.67%
Spirit AeroSystems, Inc.144A	7.50	4-15-2025	955,000	943,645
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	710,000	760,108
TransDigm, Inc.	7.50	3-15-2027	800,000	801,136
				2,504,889
Building materials: 0.65%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,580,000	1,493,091
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	935,000	926,819
				2,419,910
Hand/machine tools: 0.48%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	775,000	751,631
Werner FinCo LP/Werner FinCo, Inc.144A	14.50	10-15-2028	1,195,000	1,051,600
				1,803,231
Machinery-diversified: 0.48%
Chart Industries, Inc.144A	7.50	1-1-2030	190,000	193,848
Chart Industries, Inc.144A	9.50	1-1-2031	315,000	334,219
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	1,365,000	1,261,086
				1,789,153
Packaging & containers: 0.64%
Berry Global, Inc.144A	5.63	7-15-2027	1,205,000	1,179,394
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,075,000	948,928
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	250,000	253,125
				2,381,447
Trucking & leasing: 0.43%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	560,000	512,402
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	1,107,000	1,090,576
				1,602,978
Technology: 1.02%
Computers: 0.69%
McAfee Corp.144A	7.38	2-15-2030	390,000	339,114
NCR Corp.144A	5.75	9-1-2027	800,000	799,788
NCR Corp.144A	6.13	9-1-2029	455,000	455,380
Seagate HDD Cayman	4.13	1-15-2031	881,000	721,560
Seagate HDD Cayman144A	8.25	12-15-2029	125,000	130,559
Seagate HDD Cayman144A	8.50	7-15-2031	125,000	131,086
				2,577,487
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 15

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software: 0.33%
Cloud Software Group, Inc.144A	9.00%	9-30-2029		$740,000	$646,341
SS&C Technologies, Inc.144A	5.50	9-30-2027		600,000	574,397
					1,220,738
Utilities: 1.82%
Electric: 1.82%
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025		714,208	708,852
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		2,425,000	2,214,830
PG&E Corp.	5.25	7-1-2030		2,100,000	1,882,216
Vistra Corp. (5 Year Treasury Constant Maturity +5.74%)144Aʊ±	7.00	12-15-2026		1,155,000	1,007,737
Vistra Operations Co. LLC144A	4.38	5-1-2029		740,000	648,164
Vistra Operations Co. LLC144A	5.63	2-15-2027		320,000	306,713
					6,768,512
Total corporate bonds and notes (Cost $162,561,848)					146,479,045
Foreign corporate bonds and notes: 3.59%
Financial: 3.59%
Banks: 3.59%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%)ʊ±	4.75	9-22-2027	EUR	3,000,000	2,758,009
AIB Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.63%)ʊ±	6.25	6-23-2025	EUR	2,000,000	2,056,677
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.53%)ʊ±	4.38	1-14-2026	EUR	3,000,000	2,734,439
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.22%)ʊ±	6.38	9-19-2023	EUR	3,000,000	3,240,865
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.36%)ʊ±	6.13	10-9-2025	EUR	2,600,000	2,581,780
					13,371,770
Total foreign corporate bonds and notes (Cost $15,840,564)					13,371,770
Loans: 2.32%
Communications: 0.41%
Advertising: 0.09%
Clear Channel Outdoor Holdings, Inc. (3 Month LIBOR +3.50%)±	8.81	8-21-2026		371,144	353,778
Media: 0.08%
Hubbard Radio LLC (1 Month LIBOR +4.25%)±	9.45	3-28-2025		331,054	291,742
Telecommunications: 0.24%
Intelsat Jackson Holdings SA (U.S. SOFR 3 Month +4.25%)±	9.44	2-1-2029		881,164	876,758
See accompanying notes to portfolio of investments
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.53%
Airlines: 0.53%
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%)±	10.76%	6-21-2027	$1,220,000	$1,266,006
SkyMiles IP Ltd. (U.S. SOFR 3 Month +3.75%)±	8.80	10-20-2027	673,342	698,748
				1,964,754
Consumer, non-cyclical: 0.76%
Commercial services: 0.63%
Geo Group, Inc. (U.S. SOFR 1 Month +7.13%)±	12.23	3-23-2027	2,322,696	2,354,632
Healthcare-services: 0.13%
Surgery Center Holdings, Inc. (1 Month LIBOR +3.75%)±	8.90	8-31-2026	490,884	489,937
Energy: 0.25%
Pipelines: 0.25%
GIP II Blue Holding LP (U.S. SOFR 1 Month +4.50%)˂±	9.72	9-29-2028	578,814	579,642
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month +4.50%)±	9.68	9-19-2029	348,250	344,987
				924,629
Financial: 0.37%
Diversified financial services: 0.13%
Resolute Investment Managers, Inc. (3 Month LIBOR +4.25%)±	9.79	4-30-2024	641,226	466,491
Insurance: 0.24%
Asurion LLC (3 Month LIBOR +3.25%)±	8.79	12-23-2026	768,061	738,491
Asurion LLC (U.S. SOFR 1 Month +5.25%)±	10.51	1-31-2028	200,000	169,626
				908,117
Total loans (Cost $8,604,306)				8,630,838
Municipal obligations: 3.32%
California: 0.58%
Education revenue: 0.36%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	1,115,000	1,017,376
California School Finance Authority Fenton Charter Public Schools Series B144A	4.25	7-1-2025	325,000	322,971
				1,340,347
Health revenue: 0.02%
California Municipal Finance Authority Healthright 360 Series B144A	4.25	11-1-2023	65,000	64,368
Tobacco revenue: 0.20%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	747,230
				2,151,945
Colorado: 0.12%
Health revenue: 0.12%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	434,334
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 17

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 0.46%
Education revenue: 0.17%
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-2144A	5.43%	6-1-2027	$650,000	$642,504
Water & sewer revenue: 0.29%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00	10-1-2036	1,250,000	1,087,162
				1,729,666
Georgia: 0.08%
Health revenue: 0.08%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	300,000	288,466
Guam: 0.14%
Airport revenue: 0.14%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	511,550
Illinois: 0.33%
GO revenue: 0.33%
Chicago Board of Education Series E	6.04	12-1-2029	1,255,000	1,239,535
Indiana: 0.12%
Health revenue: 0.12%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	462,567
Iowa: 0.31%
Housing revenue: 0.31%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,147,656
Louisiana: 0.19%
Health revenue: 0.19%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	745,000	698,755
New Jersey: 0.24%
Education revenue: 0.24%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	905,854
New York: 0.27%
Education revenue: 0.14%
Yonkers Economic Development Corp. Charter School of Educational Excellence Series B	4.50	10-15-2024	545,000	531,777
Health revenue: 0.05%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	215,000	200,721
See accompanying notes to portfolio of investments
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.08%
New York State Energy Research & Development Authority Series A	4.81%	4-1-2034	$290,000	$281,932
				1,014,430
Oklahoma: 0.12%
Health revenue: 0.12%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45	8-15-2028	500,000	428,185
Texas: 0.15%
Industrial development revenue: 0.15%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	553,662
Wisconsin: 0.21%
Education revenue: 0.21%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	830,000	795,526
Total municipal obligations (Cost $13,496,524)				12,362,131
Non-agency mortgage-backed securities: 0.90%
Arroyo Mortgage Trust Series 2022-1 Class A3144A	3.65	12-25-2056	1,450,000	1,055,164
CSMC Trust Series 2021-NQM8 Class M1144A±±	3.26	10-25-2066	500,000	324,645
GCAT Trust Series 2021-NQM6 Class M1144A±±	3.41	8-25-2066	2,000,000	1,369,732
JP Morgan Mortgage Trust Series 2019-2 Class A3144A±±	4.00	8-25-2049	38,432	35,967
PRKCM Trust Series 2022-AFC1 Class M1144A±±	4.11	4-25-2057	600,000	487,310
Sequoia Mortgage Trust Series 2018-6 Class A19144A±±	4.00	7-25-2048	75,714	69,011
Total non-agency mortgage-backed securities (Cost $4,573,675)				3,341,829

	Dividend rate	Shares
Preferred stocks: 0.18%
Financials: 0.03%
Banks: 0.03%
Itau Unibanco Holding SA	0.06	18,100	107,431
Information technology: 0.10%
Technology hardware, storage & peripherals: 0.10%
Samsung Electronics Co. Ltd.	0.27	8,203	372,246
Materials: 0.05%
Chemicals: 0.05%
LG Chem Ltd.	7.63	780	209,544
Total preferred stocks (Cost $673,211)			689,221
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 19

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 10.93%
Communications: 0.30%
Media: 0.30%
Videotron Ltd.144A	5.13%	4-15-2027	$1,155,000	$1,107,356
Consumer, cyclical: 2.38%
Airlines: 0.60%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	1,355,000	1,453,237
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	325,000	321,974
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	490,000	475,780
				2,250,991
Leisure time: 1.63%
Carnival Corp.144A	4.00	8-1-2028	650,000	576,238
Carnival Corp.144A	6.00	5-1-2029	1,145,000	1,022,295
Carnival Corp.144A	9.88	8-1-2027	680,000	708,311
Carnival Corp.144A	10.50	2-1-2026	190,000	199,731
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	160,000	149,609
Royal Caribbean Cruises Ltd.144A	5.50	8-31-2026	215,000	203,844
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	1,525,000	1,422,123
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	585,000	623,266
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	1,055,000	1,147,248
				6,052,665
Retail: 0.15%
1011778 BC ULC/New Red Finance, Inc.144A	4.00	10-15-2030	650,000	556,291
Consumer, non-cyclical: 0.30%
Pharmaceuticals: 0.30%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	655,000	645,187
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	470,000	492,598
				1,137,785
Energy: 0.36%
Pipelines: 0.36%
Northriver Midstream Finance LP144A	5.63	2-15-2026	1,430,000	1,333,327
Financial: 6.35%
Banks: 5.77%
Barclays PLC (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year +4.84%)ʊ±	7.75	9-15-2023	2,160,000	2,116,584
BNP Paribas SA (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year +4.15%)144Aʊ±	6.63	3-25-2024	1,300,000	1,248,488
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.90%)144Aʊ±	7.88	1-23-2024	750,000	741,291
Danske Bank AS (7 Year Treasury Constant Maturity +4.13%)ʊ±	7.00	6-26-2025	2,300,000	2,159,240
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year +4.37%)ʊ±	6.38	3-30-2025	2,000,000	1,915,300
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year +4.20%)ʊ±	6.75	4-16-2024	3,800,000	3,619,500
See accompanying notes to portfolio of investments
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Lloyds Banking Group PLC (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.76%)ʊ±	7.50%	6-27-2024	$3,665,000	$3,500,991
NatWest Group PLC (5 Year Treasury Constant Maturity +3.10%)ʊ±	4.60	6-28-2031	1,500,000	1,038,750
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity +3.46%)ʊ±	5.13	5-13-2025	2,000,000	1,836,876
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year +5.87%)144Aʊ±	8.00	9-29-2025	3,535,000	3,318,427
				21,495,447
Diversified financial services: 0.58%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	1,430,000	1,266,131
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	885,000	897,337
				2,163,468
Industrial: 1.01%
Electronics: 0.47%
Sensata Technologies BV144A	4.00	4-15-2029	1,335,000	1,188,530
Sensata Technologies BV144A	5.88	9-1-2030	580,000	563,925
				1,752,455
Packaging & containers: 0.24%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	545,000	431,637
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	450,000	442,064
				873,701
Trucking & leasing: 0.30%
Fly Leasing Ltd.144A	7.00	10-15-2024	1,255,000	1,125,986
Utilities: 0.23%
Electric: 0.23%
Drax Finco PLC144A	6.63	11-1-2025	895,000	880,253
Total yankee corporate bonds and notes (Cost $42,846,142)				40,729,725
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 21

Portfolio of investments—June 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.43%
Investment companies: 4.43%
Allspring Government Money Market Fund Select Class♠∞##		5.02%	16,522,538	$16,522,538
Total short-term investments (Cost $16,522,538)				16,522,538
Total investments in securities (Cost $372,239,618)	98.69%			367,805,200
Other assets and liabilities, net	1.31			4,874,296
Total net assets	100.00%			$372,679,496

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
˂	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,698,082	$96,214,064	$(103,389,608)	$0	$0	$16,522,538	16,522,538	$410,851
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	3,949,063	23,655,196	(27,604,329)	70	0	0	0	110,527 [1]
				$70	$0	$16,522,538		$521,378

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
22 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	13,731,269	EUR	12,785,000	Citibank N. A.	9-29-2023	$0	$(282,705)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	71	9-20-2023	$8,053,894	$7,970,859	$0	$(83,035)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North America High Yield Index	5.00%	Quarterly	12-20-2025	USD	980,000	$44,144	$43,705	$439	$0
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Dow Jones Industrial Average	Morgan Stanley Co.	(97)	$(3,395,000)	$350.00	7-21-2023	$(9,360)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(403)	(3,082,950)	76.50	7-14-2023	(894)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(735)	(5,512,500)	75.00	7-21-2023	(5,513)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,120)	(4,704,000)	42.00	7-07-2023	(47)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(957)	(4,115,100)	43.00	7-14-2023	(132)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(1)	(1,540,000)	15,400.00	7-07-2023	(4,030)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(4)	(6,140,000)	15,350.00	7-07-2023	(20,840)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(2)	(3,285,000)	16,425.00	7-14-2023	(495)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(2)	(3,265,000)	16,325.00	7-14-2023	(630)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(5)	(8,312,500)	16,625.00	7-21-2023	(1,715)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(2)	(3,185,000)	15,925.00	7-21-2023	(6,060)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(5)	(8,237,500)	16,475.00	7-28-2023	(7,850)
Russell 2000 Index	Morgan Stanley Co.	(8)	(1,692,000)	2,115.00	7-07-2023	—
Russell 2000 Index	Morgan Stanley Co.	(22)	(4,708,000)	2,140.00	7-14-2023	(18)
Russell 2000 Index	Morgan Stanley Co.	(34)	(6,579,000)	1,935.00	7-21-2023	(38,930)
Russell 2000 Index	Morgan Stanley Co.	(27)	(5,737,500)	2,125.00	7-28-2023	(1,620)
S&P 500 Index	Morgan Stanley Co.	(37)	(17,020,000)	4,600.00	7-07-2023	(648)
S&P 500 Index	Morgan Stanley Co.	(24)	(11,400,000)	4,750.00	7-14-2023	(360)
S&P 500 Index	Morgan Stanley Co.	(11)	(5,225,000)	4,750.00	7-28-2023	(880)
						$(100,022)
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund  | 23

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral.When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no
24 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of June 30, 2023, the Fund had unfunded loan commitments of $130,943.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Allspring Diversified Income Builder Fund  | 25

Notes to portfolio of investments—June 30, 2023 (unaudited)
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
26 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$6,314,248	$0	$6,314,248
Common stocks
Communication services	6,750,276	3,236,261	0	9,986,537
Consumer discretionary	10,507,800	4,900,955	0	15,408,755
Consumer staples	2,129,613	889,006	0	3,018,619
Energy	2,800,378	626,644	0	3,427,022
Financials	11,499,163	7,759,182	0	19,258,345
Health care	12,725,271	1,346,490	0	14,071,761
Industrials	8,380,373	4,019,033	0	12,399,406
Information technology	31,844,856	2,633,408	0	34,478,264
Materials	2,025,448	735,741	0	2,761,189
Real estate	3,009,651	161,469	0	3,171,120
Utilities	0	1,382,837	0	1,382,837
Corporate bonds and notes	0	146,479,045	0	146,479,045
Foreign corporate bonds and notes	0	13,371,770	0	13,371,770
Loans	0	8,630,838	0	8,630,838
Municipal obligations	0	12,362,131	0	12,362,131
Non-agency mortgage-backed securities	0	3,341,829	0	3,341,829
Preferred stocks
Financials	107,431	0	0	107,431
Information technology	0	372,246	0	372,246
Materials	0	209,544	0	209,544
Yankee corporate bonds and notes	0	40,729,725	0	40,729,725
Short-term investments
Investment companies	16,522,538	0	0	16,522,538
Swap contracts	0	439	0	439
Total assets	$108,302,798	$259,502,841	$0	$367,805,639

Liabilities
Forward foreign currency contracts	$0	$282,705	$0	$282,705
Futures contracts	83,035	0	0	83,035
Written options	100,022	0	0	100,022
Total liabilities	$183,057	$282,705	$0	$465,762
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of June 30, 2023, $ 199,000  was segregated as cash collateral for these open futures contracts and $50,754  was segregated as cash collateral for swap contracts.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Diversified Income Builder Fund  | 27